CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF CASH FLOWS
Payments relating to tax self withholding	$ 13,206,000	$ 22,324,000	$ 35,116,000